UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00204

                   AllianceBernstein Mid-Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
October 31, 2004  (unaudited)

Company                                                                       Shares        U.S. $ Value
----------------------------------------------------------------------------------------------------------
COMMON STOCKS-99.4%
Technology-44.3%
Communication Equipment-9.2%
Corning, Inc.(a)                                                            1,516,490   $       17,363,810
JDS Uniphase Corp.(a)                                                       4,905,070           15,549,072
Juniper Networks, Inc.(a)*                                                  1,395,287           37,128,587
                                                                                        ------------------
                                                                                                70,041,469
                                                                                        ------------------
Communication Services-4.0%
Level 3 Communications, Inc.(a)*                                            9,100,310           30,577,042
                                                                                        ------------------
Computer Peripherals-4.4%
Network Appliance, Inc.(a)*                                                 1,383,955           33,865,379
                                                                                        ------------------
Computer Software-2.4%
NAVTEQ(a)*                                                                    231,110            9,316,044
PalmOne, Inc.(a)*                                                             322,380            9,339,349
                                                                                        ------------------
                                                                                                18,655,393
                                                                                        ------------------
Internet Media-3.2%
RealNetworks, Inc.(a)*                                                      5,076,480           24,620,928
                                                                                        ------------------
Semi-Conductor Capital Equipment-6.0%
KLA-Tencor Corp.(a)*                                                          735,817           33,501,748
Novellus Systems, Inc.(a)*                                                    464,010           12,022,499
                                                                                        ------------------
                                                                                                45,524,247
                                                                                        ------------------
Semi-Conductor Components-12.7%
Advanced Micro Devices, Inc.(a)*                                              770,740           12,963,847
Broadcom Corp. Cl.A(a)                                                      1,297,600           35,100,080
Marvell Technology Group, Ltd. (Bermuda)(a)*                                  370,600           10,588,042
PMC-Sierra, Inc.(a)*                                                          757,880            7,775,849
Silicon Laboratories, Inc.(a)*                                              1,014,357           30,400,279
                                                                                        ------------------
                                                                                                96,828,097
                                                                                        ------------------
Miscellaneous-2.4%
FEI Co.(a)*                                                                   396,790            7,681,854
Itron, Inc.(a)                                                                503,520           10,543,709
                                                                                        ------------------
                                                                                                18,225,563
                                                                                        ------------------
                                                                                               338,338,118
                                                                                        ------------------
Consumer Services-24.8%
Broadcasting & Cable-2.2%
XM Satellite Radio Holdings, Inc. Cl.A(a)                                     516,715           16,700,229
                                                                                        ------------------
Gaming-2.3%
Wynn Resorts, Ltd.(a)*                                                        307,730           17,894,499
                                                                                        ------------------
Restaurants & Lodging-1.1%
Starbucks Corp.(a)                                                            151,475            8,009,998
                                                                                        ------------------

Retail - General Merchandise-4.3%
Amazon.com, Inc.(a)*                                                          972,860   $       33,203,712
                                                                                        ------------------
Miscellaneous-14.9%
Apollo Group, Inc. Cl.A(a)*                                                   440,990           29,105,340
CNET Networks, Inc.(a)*                                                     3,632,070           29,674,012
Electronic Arts, Inc.(a)*                                                     419,802           18,857,506
HomeStore, Inc.(a)                                                          2,993,550            7,319,229
Shanda Interactive Entertainment, Ltd. (Cayman Islands)(ADR)(a)*              399,730           12,147,395
SINA Corp. (Hong Kong)(a)*                                                    501,260           16,792,210
                                                                                        ------------------
                                                                                               113,895,692
                                                                                        ------------------
                                                                                               189,704,130
                                                                                        ------------------
Health Care-13.0%
Biotechnology-9.9%
Affymetrix, Inc.(a)*                                                          521,265           15,898,583
Applera Corp.-Applied Biosystems Group                                      1,008,055           19,233,689
Applera Corp.-Celera Genomics Group(a)                                      1,244,050           15,948,721
Compugen, Ltd. (Israel)(a)*                                                 1,715,350            7,581,847
Human Genome Sciences, Inc.(a)                                              1,627,550           16,747,490
                                                                                        ------------------
                                                                                                75,410,330
                                                                                        ------------------
Medical Products-0.5%
Cerus Corp.(a)                                                              1,785,798            4,214,483
                                                                                        ------------------
Medical Services-2.6%
Cepheid, Inc.(a)                                                            2,170,500           19,577,910
                                                                                        ------------------
                                                                                                99,202,723
                                                                                        ------------------
Energy-4.9%
Domestic Producers-1.3%
Noble Energy, Inc.*                                                           173,290           10,050,820
                                                                                        ------------------
Oil Service-3.6%
BJ Services Co.*                                                              201,170           10,259,670
FMC Technologies, Inc.(a)                                                     229,550            6,939,296
Nabors Industries, Ltd. (Barbados)(a)                                         213,640           10,493,997
                                                                                        ------------------
                                                                                                27,692,963
                                                                                        ------------------
                                                                                                37,743,783
                                                                                        ------------------
Finance-4.6%
Brokerage & Money Management-4.6%
Ameritrade Holding Corp.(a)                                                 1,639,040           21,340,301
Calamos Asset Management, Inc. Cl.A(a)                                        219,200            4,274,400
Janus Capital Group, Inc.                                                     613,460            9,355,265
                                                                                        ------------------
                                                                                                34,969,966
                                                                                        ------------------
Consumer Manufacturing-3.6%
Building & Related-3.6%
D.R. Horton, Inc.                                                             541,657           16,249,710
Lennar Corp. Cl.A                                                             255,330           11,484,743
                                                                                        ------------------
                                                                                                27,734,453
                                                                                        ------------------

Basic Industry-2.7%
Chemical-1.7%
Pall Corp.                                                                    501,890   $       12,978,875
                                                                                        ------------------

Mining & Metals-1.0%
Massey Energy Co.*                                                            284,620            7,664,817
                                                                                        ------------------
                                                                                                20,643,692
                                                                                        ------------------
Consumer Staples-1.5%
Retail - Food & Drug-1.5%
Whole Foods Market, Inc.*                                                     141,030           11,484,073
                                                                                        ------------------
Total Common Stocks
(cost $657,245,238)                                                                            759,820,938
                                                                                        ------------------


                                                                            Shares or
                                                                            Principal
                                                                               Amount
                                                                                (000)       U.S. $ Value
                                                                         ------------   ------------------
SHORT-TERM INVESTMENT-0.9%
Time Deposit-0.9%
State Street Euro Dollar
1.10%, 11/01/04
(cost $6,793,000)                                                        $      6,793   $        6,793,000
                                                                                        ------------------
Total Investments Before Security Lending
Collateral-100.3%
(cost $664,038,238)                                                                            766,613,938
                                                                                        ------------------


INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-23.2%
Short-Term Investment 23.2%
UBS Private Money Market Fund, LLC, 1.70%
(cost $177,726,915)                                                       177,726,915          177,726,915
                                                                                        ------------------
Total Investments-123.5%
(cost $841,765,153)                                                                            944,340,853
Other assets less liabilities-(23.5%)                                                         (179,891,481)
                                                                                        ------------------
Net Assets-100%                                                                         $      764,449,372
                                                                                        ------------------

*      Represents entire or partial securities out on loan.
(a)    Non-income producing security.
       Glossary:
       ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.      DESCRIPTION OF EXHIBIT

        11 (a) (1)       Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)       Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 28, 2004